Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	3.93%
Expected life of warrants	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility	132.65%
Weighted average fair value per warrant (in Dollars per share)		$ 4.16
Minimum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate		2.14%
Volatility		96.90%
Maximum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate		4.03%
Volatility		112.40%
Warrant [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Expected dividend yield
Volatility	132.78%
Weighted average fair value per warrant (in Dollars per share)	$ 4.69
Warrant [Member] | Minimum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.13%	3.99%
Expected life of warrants	2 years 21 days	3 years 21 days
Volatility		119.00%
Warrant [Member] | Maximum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.49%	4.22%
Expected life of warrants	4 years 9 months 18 days	5 years 18 days
Volatility		124.90%